CONVERTIBLE NOTE, NET - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	5 Months Ended		6 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Mar. 31, 2021 CNY (¥) Day trading_days	Mar. 31, 2021 USD ($) Day trading_days	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($) $ / shares	Jul. 22, 2020 USD ($)	Jul. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares	Apr. 30, 2016 $ / shares
Debt Instrument [Line Items]
Debt instrument conversion price percentage			80.00%	80.00%
Share price | $ / shares								$ 0.05	$ 0.04	$ 0.03
Average daily trading volume | $						$ 15,000
Debt instrument convertible threshold consecutive trading days | trading_days			60	60
Adjustments to additional paid in capital warrants issued | ¥			¥ 309
Proceeds from convertible notes	¥ 84,638	$ 12,880	¥ 84,638	$ 12,880
Percentage of warrants to purchase ADS			4.00%			4.00%
Accretion of interest expenses			¥ 678	$ 103	¥ 0
Warrants and notes discount on notes | ¥			¥ 6,874
Maximum [Member]
Debt Instrument [Line Items]
Debt annual interest rate			25.00%			25.00%
Over the terms [Member]
Debt Instrument [Line Items]
Adjustments to additional paid in capital warrants issued | ¥			¥ 6,874
Warrants to subscribe ADS [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price as a percentage of volume weighted average price of the shares			110.00%			110.00%
Number of tradings days for determning the share price			60 days	60 days
ADS [Member]
Debt Instrument [Line Items]
Minimum threshold on offering value | $						$ 50,000
Minimum threshold on period for offering after the debt issuance date			18 months	18 months
Share price | $ / shares						$ 22.00
Notes payable series 1 [Member]
Debt Instrument [Line Items]
Debt annual interest rate			4.00%			4.00%
Notes payable series 2 [Member]
Debt Instrument [Line Items]
Debt annual interest rate			6.00%			6.00%
Notes payable series 3 [Member]
Debt Instrument [Line Items]
Debt annual interest rate			7.00%			7.00%
Notes payable series 4 [Member]
Debt Instrument [Line Items]
Debt annual interest rate			8.00%			8.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $							$ 100,000
Convertible Debt [Member] | QKWarrant Component [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes | $				$ 4,961
Convertible Debt [Member] | Closed Eight Issuances Of Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			five	five
Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Fair value of convertible notes | ¥			¥ 209,212
Convertible Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Covertible notes term yield percentage			25.58%			25.58%
Convertible Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Covertible notes term yield percentage			18.12%			18.12%
Convertible Debt [Member] | July Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument conversion price percentage			120.00%	120.00%
Number of trading days for determining the volume weighted average price per share | Day			30	30
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate			7.50%			7.50%
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate			7.50%			7.50%
Convertible Debt [Member] | Series 2 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate			3.50%			3.50%
Convertible Debt [Member] | Series 2 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate			13.50%			13.50%
Convertible Debt [Member] | QKSeries One Note [Member] | Closed Eight Issuances Of Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $						$ 44,130
Convertible Debt [Member] | QKSeries Two Note [Member] | Closed Eight Issuances Of Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | ¥			¥ 297,454